Long-Term Debt - Schedule of Credit Facilities (Details) - CAD	Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Total credit facilities	CAD 4,952,000,000	CAD 5,976,000,000
Credit facilities utilized:
Short-term borrowings	(209,000,000)	(1,155,000,000)
Long-term debt (including current portion)	(21,535,000,000)	(21,219,000,000)
Letters of credit outstanding	(129,000,000)	(119,000,000)
Credit facilities unused	3,943,000,000	3,729,000,000
Current installments of long-term debt	CAD 705,000,000	CAD 251,000,000
Credit facility
Credit facilities utilized:
Short-term debt weighted average interest rate (percent)	1.80%	1.70%
Current installments of long-term debt	CAD 312,000,000	CAD 61,000,000
Long-term debt weighted average interest rate (percent)	2.50%	1.80%
Long-term Credit Facility Borrowings | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	CAD (671,000,000)	CAD (973,000,000)
Credit facility
Credit facilities utilized:
Short-term borrowings	(209,000,000)	(1,155,000,000)
Credit facility | Commercial paper
Credit facilities utilized:
Short-term borrowings	0	CAD (195,000,000)
REGULATED
Line of Credit Facility [Line Items]
Total credit facilities	3,567,000,000
Credit facilities utilized:
Long-term debt (including current portion)	(16,583,000,000)
Letters of credit outstanding	(73,000,000)
Credit facilities unused	2,820,000,000
REGULATED | Long-term Credit Facility Borrowings | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(465,000,000)
REGULATED | Credit facility
Credit facilities utilized:
Short-term borrowings	(209,000,000)
NON-REGULATED
Line of Credit Facility [Line Items]
Total credit facilities	1,385,000,000
Credit facilities utilized:
Long-term debt (including current portion)	(4,952,000,000)
Letters of credit outstanding	(56,000,000)
Credit facilities unused	1,123,000,000
NON-REGULATED | Long-term Credit Facility Borrowings | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(206,000,000)
NON-REGULATED | Credit facility
Credit facilities utilized:
Short-term borrowings	CAD 0